Income Taxes (Details) - Schedule of Reconciliation of the Expected Income Tax Recovery - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Reconciliation of the Expected Income Tax Recovery [Abstract]
Net loss for the year	$ 6,635,073	$ 5,750,583	$ 4,691,322
Statutory tax rate	27.00%	27.00%	27.00%
Expected income tax recovery	$ 1,791,000	$ 1,553,000	$ 1,267,000
Non-deductible permanent differences	(1,139,000)	(770,000)	(577,000)
Change in tax assets not recognized	(652,000)	(783,000)	(690,000)
Income tax recovery